Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—42.6%
		AUSTRALIAN DOLLAR—0.9%
		Sovereign—0.9%
760,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 528,028
820,000		Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	501,101
		TOTAL	1,029,129
		BRITISH POUND—7.7%
		Sovereign—7.7%
970,000		United Kingdom, Government of, 3.250%, 1/22/2044	1,052,610
1,060,000		United Kingdom, Government of, 4.250%, 12/7/2027	1,447,899
870,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	1,164,545
1,090,000		United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	1,266,633
1,340,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	1,723,412
880,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	645,700
1,030,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	1,419,183
		TOTAL	8,719,982
		CANADIAN DOLLAR—1.9%
		Sovereign—1.9%
700,000		Canada, Government of, 4.000%, 6/1/2041	550,162
1,235,000		Canada, Government of, 5.750%, 6/1/2033	1,070,545
615,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	495,589
		TOTAL	2,116,296
		EGYPTIAN POUND—0.4%
		Sovereign—0.4%
23,400,000	[1]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	474,830
		EURO—25.1%
		Sovereign—25.1%
800,000		Austria, Government of, Sr. Unsecd. Note, 2.900%, 2/20/2033	961,142
200,000		Belgium, Government of, Sr. Unsecd. Note, Series 75, 1.000%, 6/22/2031	218,930
1,118,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	1,197,572
640,000		France, Government of, 2.750%, 10/25/2027	764,086
1,340,000		France, Government of, 5.750%, 10/25/2032	1,867,417
520,000		France, Government of, Bond, 4.500%, 4/25/2041	674,576
1,190,000		France, Government of, O.A.T., 5.500%, 4/25/2029	1,542,777
600,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	699,770
1,000,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2034	1,029,389
300,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2038	275,995
370,000		France, Government of, Unsecd. Note, 2.000%, 5/25/2048	309,420
525,000		Germany, Government of, 2.500%, 7/4/2044	564,702
1,200,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	1,655,422
840,000		Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	964,926
620,000		Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	593,044
700,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	826,293
700,000		Germany, Government of, Unsecd. Note, 2.400%, 11/15/2030	834,015
2,490,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	2,768,301
1,410,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,768,724
950,000		Italy, Government of, Sr. Unsecd. Note, Series 10Y, 1.650%, 12/1/2030	1,078,666

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
900,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	$ 962,309
525,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	620,999
500,000	Romania, Government of, Sr. Unsecd. Note, REGS, 2.000%, 1/28/2032	519,458
420,000	Spain, Government of, 4.200%, 1/31/2037	544,144
1,040,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	914,596
890,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	1,045,493
1,090,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	1,266,824
910,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	1,046,824
850,000	United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	1,007,817
	TOTAL	28,523,631
	JAPANESE YEN—5.2%
	Sovereign—5.2%
290,000,000	JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	816,026
153,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	813,090
295,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	1,199,211
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,245,850
315,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,888,144
	TOTAL	5,962,321
	MEXICAN PESO—0.2%
	Sovereign—0.2%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	202,976
	NEW ZEALAND DOLLAR—1.0%
	Sovereign—1.0%
900,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	558,832
1,000,000	New Zealand, Government of, Unsecd. Note, Series 0534, 4.250%, 5/15/2034	603,768
	TOTAL	1,162,600
	U.S. DOLLAR—0.2%
	Sovereign—0.2%
900,000	Lebanon, Government of, Sr. Unsecd. Note, REGS, 8.250%, 12/31/2099	269,775
	TOTAL BONDS (IDENTIFIED COST $48,414,163)	48,461,540
	REPURCHASE AGREEMENTS—9.1%
$ 10,319,000	Interest in $100,000,000 joint repurchase agreement, 3.67% dated 2/27/2026 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,030,583 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Bond and U.S. Treasury Notes with various maturities to 8/15/2049 and the market value of those underlying securities was $102,031,196. (IDENTIFIED COST $10,319,000)	10,319,000
	PURCHASED CALL OPTIONS—0.0%
	U.S. Dollar—0.0%
2,300,000	EUR CALL/USD PUT, Morgan Stanley, Notional Amount $2,300,000, Exercise Price $1.25. Expiration Date 6/11/2026	5,466
150,000	USD CALL/MXN PUT, Barclays, Notional Amount $150,000, Exercise Price $17.30. Expiration Date 3/9/2026	517
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $11,953)	5,983
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
1,400,000	EUR PUT/JPY CALL, Morgan Stanley, Notional Amount $1,400,000, Exercise Price $167.25. Expiration Date 3/9/2026	0
	U.S. Dollar—0.0%
2,300,000	EUR PUT/USD CALL, Morgan Stanley, Notional Amount $2,300,000, Exercise Price $1.14. Expiration Date 6/11/2026	4,974
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $34,148)	4,974

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—50.2%
6,247,176	Emerging Markets Core Fund (IDENTIFIED COST $55,815,530)	$ 57,029,287
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $114,594,794)	$115,820,784
	OTHER ASSETS AND LIABILITIES - NET—(1.9%)[2]	(2,156,495)
	NET ASSETS—100%	$113,664,289
At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
Euro-Bund Long Futures	8	EUR 1,231,038	March 2026	$21,813
Japan 10 Year Bond Long Futures	8	JPY 6,803,061	March 2026	$(24,768)
United Kingdom Gilt Long Futures	10	GBP 1,262,483	June 2026	$12,927
United States Treasury Notes 10 Year Long Futures	4	$455,250	June 2026	$1,934
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$11,906
At February 28, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/7/2026	Morgan Stanley	750,000 AUD	$510,841	$22,806
4/8/2026	Bank of America	700,000 EUR	2,960,620 PLN	$318
4/8/2026	Bank of America	850,000 EUR	$1,005,641	$802
4/8/2026	Bank of America	900,000 EUR	$1,060,939	$4,707
4/8/2026	Bank of America	900,000 EUR	$1,063,574	$2,071
4/8/2026	Bank of America	$150,000	540,287 PLN	$(1,197)
4/8/2026	Bank of America	$1,000,000	154,885,870 JPY	$4,677
4/8/2026	Barclays	$200,000	3,624,589 MXN	$(9,692)
4/8/2026	Goldman Sachs	400,000 EUR	370,076 CHF	$(9,969)
4/8/2026	Goldman Sachs	900,000 EUR	$1,066,096	$(451)
4/8/2026	Morgan Stanley	450,000,000 CLP	$510,632	$4,924
4/8/2026	Morgan Stanley	850,000 EUR	$1,005,719	$724
4/8/2026	Morgan Stanley	$600,000	472,727 CHF	$(17,726)
4/8/2026	Morgan Stanley	$1,125,000	864,860 CHF	$(5,138)
4/8/2026	Standard Chartered Bank	900,000 EUR	$1,058,093	$7,552
4/8/2026	Standard Chartered Bank	$800,000	13,874,959 MXN	$(2,702)
4/8/2026	State Street	450,000,000 CLP	$522,992	$(7,436)
4/8/2026	Wells Fargo	1,650,000 EUR	$1,954,123	$(440)
4/8/2026	Wells Fargo	280,000 EUR	$331,609	$(75)
4/15/2026	Goldman Sachs	4,500,000 INR	$49,611	$(318)
4/15/2026	Morgan Stanley	185,000,000 COP	$49,304	$(586)
4/15/2026	Morgan Stanley	185,000,000 COP	$49,515	$(797)
4/15/2026	State Street	317,179 EUR	$379,953	$(4,286)
8/19/2026	Standard Chartered Bank	3,850,000 EGP	$76,724	$3,568

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
4/8/2026	Bank of America	450,000,000 CLP	$518,810	$3,254
4/8/2026	Bank of America	700,000 EUR	2,961,635 PLN	$(34)
4/8/2026	Bank of America	$1,125,000	869,342 CHF	$10,994
4/8/2026	BNP Paribas	1,900,000,000 COP	$510,377	$9,233
4/8/2026	Credit Agricole	900,000 EUR	$1,073,648	$8,003
4/8/2026	Goldman Sachs	2,500,000 EUR	$3,020,232	$60,106
4/8/2026	Goldman Sachs	1,130,000 EUR	$1,354,762	$16,785
4/8/2026	JPMorgan	$9,050,000	1,407,586,410 JPY	$(4,608)
4/8/2026	Morgan Stanley	650,000 EUR	118,711,313 JPY	$(6,773)
4/8/2026	Morgan Stanley	690,000 EUR	$809,650	$(7,345)
4/8/2026	Morgan Stanley	2,400,000 EUR	$2,818,219	$(23,502)
4/8/2026	Morgan Stanley	1,800,000 NZD	$1,044,144	$(37,310)
4/8/2026	Morgan Stanley	$500,000	78,551,020 JPY	$4,782
4/8/2026	State Street	1,450,000 GBP	$1,957,680	$3,333
4/8/2026	State Street	$250,000	223,049,200 CLP	$5,543
4/8/2026	State Street	$1,000,000	157,339,940 JPY	$11,094
4/8/2026	Wells Fargo	$1,000,000	152,055,930 JPY	$(22,862)
4/15/2026	BNP Paribas	185,000,000 COP	$49,242	$524
4/15/2026	Morgan Stanley	185,000,000 COP	$50,473	$1,755
4/15/2026	Morgan Stanley	317,179 EUR	$379,734	$4,068
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$28,376
At February 28, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2026[3]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swap:
Goldman Sachs International	CDX Index EM Series 44	Buy	1.000%	12/20/2030	1.35%	$2,500,000	$37,500	$48,164	$(10,663)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2025	$54,976,136
Purchases at Cost	$4,772,848
Proceeds from Sales	$(3,000,000)
Change in Unrealized Appreciation/Depreciation	$12,387
Net Realized Gain/(Loss)	$267,916
Value as of 2/28/2026	$57,029,287
Shares Held as of 2/28/2026	6,247,176
Dividend Income	$1,408,070

1	Zero coupon bond.
2	Assets, other than investments in securities, less liabilities.
3
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$48,461,540	$—	$48,461,540
Repurchase Agreements	—	10,319,000	—	10,319,000
Purchased Call Options	5,983	—	—	5,983
Purchased Put Options	4,974	—	—	4,974
Investment Company	57,029,287	—	—	57,029,287
TOTAL SECURITIES	$57,040,244	$58,780,540	$—	$115,820,784
Other Financial Instruments:
Assets
Futures Contracts	$11,906	$—	$—	$11,906
Swap Contracts	—	37,500	—	37,500
Foreign Exchange Contracts	—	191,623	—	191,623
Liabilities
Foreign Exchange Contracts	—	(163,247)	—	(163,247)
TOTAL OTHER FINANCIAL INSTRUMENTS	$11,906	$65,876	$—	$77,782

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—Great British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PLN	—Polish Zloty
USD	—United States Dollar